Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 06, 2015
Registrant Name	dei_EntityRegistrantName	Roxbury Funds
Central Index Key	dei_EntityCentralIndexKey	0001359057
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 06, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 06, 2015
Prospectus Date	rr_ProspectusDate	Mar. 06, 2015
Roxbury/Hood River Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Roxbury/Hood River Small-Cap Growth Fund